One Group® Mutual Funds

Supplement dated January 26, 2005

to the Statement of Additional Information

dated October 29, 2004

Share Classes. The following table replaces the table labeled “Money Market Funds” on page 5 of the Statement of Additional Information:

Money Market Funds

	FUND	Capital Class	Institutional Class	Agency Class	Premier Class	Class I1	Morgan Class	Class A2	Class B	Class C
1.	Michigan Municipal Money Market					X	X	X
2.	Municipal Money Market		X	X		X	X	X
3.	Ohio Municipal Money Market					X	X	X
4.	Prime Money Market	X	X	X	X	X3	X	X	X	X
5.	U.S. Government Securities Money Market					X		X
6.	U.S. Treasury Securities Money Market		X	X	X	X3	X	X	X	X

[1]	Effective February 19, 2005, the Class I shares of the Money Market Funds listed in the table (other than the One Group Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund) will be redesignated Premier Class shares.

[2]	Effective February 19, 2005, the Class A shares of the Money Market Funds will be redesignated Reserve Class shares.

[3]	Effective February 19, 2005, the Class I shares of the One Group Prime Money Market Fund and the One Group U.S. Treasury Securities Money Market Fund will be redesignated Investor Class shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

TOG-S-SAI-2